Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Jul. 22, 2015 USD ($)	Jul. 10, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Minimum charter revenue	$ 1,425,235
Prepaid amount which will be used against the contract price of future newbuildings	1,650
Purchase obligations
Payable amounts in 2016	584,422
Payable amounts in 2017	221,265
Total contractual purchase obligation	$ 805,687
Suezmax tankers
Long-term Purchase Commitment [Line Items]
Number of vessels			2
Suezmax tanker built in 2009
Long-term Purchase Commitment [Line Items]
Contractual obligation			$ 57,000
Suezmax tanker built in 2012
Long-term Purchase Commitment [Line Items]
Contractual obligation			$ 64,000
VLCC tanker 1
Long-term Purchase Commitment [Line Items]
Contractual obligation		$ 96,000
VLCC tanker 2
Long-term Purchase Commitment [Line Items]
Contractual obligation		$ 96,000
Aframax tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	9
LR1 product tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
Shuttle tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
VLCC tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
LNG Carrier
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
Twelve vessels under construction
Long-term Purchase Commitment [Line Items]
Expected delivery	Between Q2 2016 and Q3 2017
Minimum charter revenue	$ 623,760
Twelve vessels under construction | Minimum
Long-term Purchase Commitment [Line Items]
Time charter agreement duration	4 years 6 months
Twelve vessels under construction | Maximum
Long-term Purchase Commitment [Line Items]
Time charter agreement duration	8 years